Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVY
REALITY SHARES DIVCON LEADERS DIVIDEND ETF | REALITY SHARES DIVCON LEADERS DIVIDEND ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEAD
REALITY SHARES DIVCON DIVIDEND DEFENDER ETF | REALITY SHARES DIVCON DIVIDEND DEFENDER ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFND
REALITY SHARES DIVCON DIVIDEND GUARD ETF | REALITY SHARES DIVCON DIVIDEND GUARD ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARD
REALITY SHARES NASDAQ-100 DIVS INDEX ETF | REALITY SHARES NASDAQ-100 DIVS INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQDV
REALITY SHARES DIVS INDEX ETF | REALITY SHARES DIVS INDEX ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVS